SUMMARY OF COST OF ACQUISITION (Details) (Parenthetical) - CAD ($)		9 Months Ended
	Aug. 03, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of common shares		135,730,527			116,521,343
Warrant percent	15.00%
Fair value of warrants				$ 1,587,232
Expected life of warrants	2 years 6 months 25 days
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	3.14%	3.83%	2.85%
Expected volatility rate	141.63%	87.92%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of common shares		135,730,527	115,442,343		116,521,343	76,679,908
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 28,275,255
Fair value of shares	$ 19,710,608
North American Nickel Inc [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of common shares	7,667,707
Outstanding capital percent	15.00%
Capital to be issued	$ 10,000,000